Commitments and contingencies - Summary of Future Minimum Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	$ 383,702	$ 378,008
Acquisition of intangible assets commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	12,634	26,124
Non-cancelable manufacturing commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	287,065	268,811
PS4 license volume commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	55,981	83,073
Logistics service and other third party commitments
Disclosure of contingent liabilities in business combination [line items]
Contractual commitments for acquisition of intangible assets	$ 28,022	$ 0